Lines of Credit - Additional Information (Detail) - EUR (€)	Dec. 31, 2015	Dec. 31, 2014
Credit Facility [Member]
Line of Credit Facility [Line Items]
Available credit facility	€ 700,000,000.0
Amount outstanding under credit facility	0	€ 0
New Credit Facility [Member]
Line of Credit Facility [Line Items]
Available credit facility	€ 700,000,000	€ 700,000,000